Net Earnings per Share - Summary of Options Excluded from Calculation of Diluted Net Earnings per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [Line Items]
Number of options excluded	4,539,529	5,721,656
Performance option plan years fully excluded [Member]
Earnings per share [Line Items]
Option plan years fully excluded	2010 – 2015	2009 – 2015
Stock option plan years fully excluded [Member]
Earnings per share [Line Items]
Option plan years fully excluded	2015, 2019	2015, 2018